Financial Instruments - Financial liabilities, by class (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Fair value	€ 59,646	€ 110,375
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Carrying amount	38,241	95,427
Financial liabilities measured at amortized cost | Trade and other payables
Disclosure of financial liabilities [line items]
Carrying amount	38,241	11,092
Financial liabilities measured at amortized cost | Convertible loans - host contract
Disclosure of financial liabilities [line items]
Carrying amount		84,287
Fair value		105,007
Financial liabilities measured at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Carrying amount		48
Fair value		48
FVTPL
Disclosure of financial liabilities [line items]
Carrying amount	21,405	14,948
FVTPL | Convertible loans - embedded derivative
Disclosure of financial liabilities [line items]
Carrying amount		14,948
Fair value		€ 14,948
FVTPL | Warrants
Disclosure of financial liabilities [line items]
Carrying amount	21,405
Fair value	€ 21,405